As filed with the Securities and Exchange Commission on October 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012

	Shares	Fair Value

Common Stock - 5.6% (1)
Natural Gas Gathering/Processing - 1.0% (1)
United States - 1.0% (1)
Targa Resources Corp.	51,800	$2,344,986

Crude Oil/Natural Gas Production - 4.6% (1)
United States - 4.6% (1)
Seadrill Ltd.	250,000	10,305,000

Total Common Stock (Cost $12,647,925)		$12,649,986

Master Limited Partnerships and Related Companies - 94.3% (1)
Coal - 3.0% (1)
United States - 3.0% (1)
Alliance Holdings GP, L.P.	53,100	$2,570,040
Alliance Resources Partners, L.P.	66,500	4,118,345
		6,688,385
Crude Oil/Natural Gas Production - 14.9% (1)
United States - 14.9% (1)
Breitburn Energy Partners, L.P. (3)	521,000	10,195,970
EV Energy Partners, L.P.	97,000	6,088,690
Legacy Reserves, L.P.	169,000	4,713,410
Linn Energy, LLC (3)	284,500	11,311,720
Vanguard Natural Resources, LLC	38,900	1,113,318
		33,423,108
Crude Oil/Refined Products Pipelines and Storage - 29.6% (1)
United States - 29.6% (1)
Blueknight Energy Partners, L.P.	216,778	1,402,553
Enbridge Energy Partners, L.P. (3)	377,000	11,106,420
Genesis Energy, L.P. (3)	304,200	9,831,744
Kinder Morgan Management, LLC (3) (4) (5)	116,000	8,597,923
Magellan Midstream Partners, L.P. (3)	75,200	6,239,344
NuStar Energy, L.P. (3)	245,800	12,466,976
NuStar GP Holdings, LLC	70,900	2,160,323
Plains All American Pipeline, L.P. (3)	136,800	11,837,304
Tesoro Logistics, L.P.	65,400	2,849,478
		66,492,065
Fertilizers - 1.4% (1)
United States - 1.4% (1)
Rentech Nitrogen Partners L.P.	92,100	3,128,637

Natural Gas/Natural Gas Liquid Pipelines and Storage - 18.9% (1)
United States - 18.9% (1)
Boardwalk Pipeline Partners, L.P. (3)	325,500	8,798,265
El Paso Pipeline Partners, L.P.	128,000	4,632,320
Energy Transfer Partners, L.P. (3)	251,500	10,744,080
Enterprise Products Partners, L.P. (3)	172,600	9,216,840
ONEOK Partners, L.P. (3)	81,300	4,619,466
TC Pipelines, L.P.	98,600	4,478,412
		42,489,383
Natural Gas Gathering/Processing - 17.1% (1)
United States - 17.1% (1)
Crosstex Energy, L.P. (3)	404,500	6,018,960
DCP Midstream Partners, L.P. (3)	214,000	9,231,960
MarkWest Energy Partners, L.P. (3)	89,700	4,763,070
Regency Energy Partners, L.P. (3)	282,800	6,543,992
Targa Resources Partners, L.P.	175,000	7,091,000
Western Gas Partners, L.P.	101,400	4,841,850
		38,490,832
Propane - 9.4% (1)
United States - 9.4% (1)
Ferrellgas Partners, L.P.	125,000	2,562,500
Inergy, L.P. (3)	472,807	10,193,719
NGL Energy Partners, L.P.	175,000	4,443,250
Suburban Propane Partners, L.P.	101,600	3,931,920
		21,131,389

Total Master Limited Partnerships and Related Companies (Cost $202,612,912)		$211,843,799

Preferred Stock - 7.4% (1)
Crude Oil/Refined Products Pipelines and Storage - 2.9% (1)
United States - 2.9% (1)
Blueknight Energy Partners, L.P.	757,519	$6,544,964

Shipping - 4.5% (1)
Republic of the Marshall Islands - 4.5% (1)
Capital Product Partners, L.P. (6)	1,111,111	9,999,999

Total Preferred Stock (Cost $14,778,572)		$16,544,963
	Principal
	Amount
Senior Notes - 4.9% (1)
Crude Oil/Natural Gas Production - 2.5% (1)
United States - 2.5% (1)
Breitburn Energy Partners, L.P., 8.625%, due 10/15/2020	$1,389,000	$1,500,120
Linn Energy, LLC, 7.750%, due 02/01/2021	4,000,000	4,190,000
		5,690,120
Natural Gas/Natural Gas Liquid Pipelines and Storage - 0.5% (1)
United States - 0.5% (1)

Niska Gas Storage US LLC, 8.875%, due 03/15/2018	1,000,000	1,025,000

Natural Gas Gathering/Processing - 0.5% (1)
United States - 0.5% (1)
Copano Energy LLC, 7.750%, due 06/01/2018	325,000	342,875
Targa Resources Partners, L.P., 6.875%, due 02/01/2021	686,000	740,880
		1,083,755
Propane - 1.4% (1)
United States - 1.4% (1)
Suburban Propane Partners, L.P., 7.500%, due 10/01/2018 (6)	3,000,000	3,247,500

Total Senior Notes (Cost $11,053,504)		$11,046,375

Options - 0.3% (1)	Contracts
United States Oil Fund, L.P. Call Option
Expiration: November 2012, Exercise Price: $36.00	2,000	$390,000
United States Oil Fund, L.P. Call Option
Expiration: November 2012, Exercise Price: $37.00	2,000	278,000
Total Options (Cost $761,197)		$668,000

Short-Term Investments - Investment Companies - 0.8% (1)	Shares
United States - 0.8% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	356,918	$356,918
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	356,919	356,919
First American Treasury Obligations Fund - Class A, 0.00% (2)	356,918	356,918
First American Treasury Obligations Fund - Class Y, 0.00% (2)	356,918	356,918
First American Treasury Obligations Fund - Class Z, 0.00% (2)	356,918	356,918
Total Short-Term Investments (Cost $1,784,591)		$1,784,591

Total Investments - 113.3% (1) (Cost $243,638,701)		$254,537,714
Liabilities in Excess of Other Assets - (13.3)% (1)		(29,834,426)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$224,703,288

SCHEDULE OF SECURITIES SOLD SHORT
Exchange Traded Notes - (4.5)%(1)
United States - (4.5)% (1)	Shares
Market Vectors Oil Service ETF (4)	253,100	$10,199,930

Total Securities Sold Short - (4.5)%(1) (Proceeds $10,290,821)		$10,199,930

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2012.
(3)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(4)	No distribution or dividend was made during the period ended August 31, 2012. As such, it is classified as a non-income producing security as of August 31, 2012.
(5)	Security distributions are paid-in-kind.
(6)	Restricted security under Rule 144A.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$231,408,672
Gross unrealized appreciation	$44,205,458
Gross unrealized depreciation	(31,276,346)
Net unrealized appreciation	$12,929,112

*The above table only reflects tax adjustments through November 30, 2011.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock(a)	$12,649,986	$12,649,986	$-	$-
Master Limited Partnerships and Related Companies (a)	211,843,799	211,843,799	-	-
Preferred Stock (a)	16,544,963	6,544,963	9,999,999	-
Total Equity Securities	241,038,748	231,038,749	9,999,999	-

Notes
Senior Notes (a)	11,046,375	-	11,046,375	-
Total Notes	11,046,375	-	11,046,375	-
Derivatives
Options	668,000	668,000	-	-
Total Derivatives	668,000	668,000	-	-
Other
Short-Term Investments	1,784,591	1,784,591	-	-
Total Other	1,784,591	1,784,591	-	-
Total Assets	$254,537,714	$233,491,340	$21,046,374	$-
Liabilities Note
Exchange Traded Notes	$10,199,930	$10,199,930	$-	$-
Total Notes	10,199,930	10,199,930	-	-
Total Liabilities	$10,199,930	$10,199,930	$-	$-
Total	$264,737,644	$243,691,270	$21,046,374	$-

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended August 31, 2012, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2011	-	$-
Options purchased	4,000	852,396
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Outstanding at August 31, 2012	4,000	$852,396

The average monthly fair value of purchased options during the period ended August 31, 2012 was $74,222.

Transactions in written options contracts for the period ended August 31, 2012, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2011	-	$-
Options written	11,400	281,381
Options covered	(900)	(17,087)
Options exercised	(2,850)	(126,048)
Options expired	(7,650)	(138,245)
Outstanding at August 31, 2012	-	$-

The average monthly fair value of written options during the period ended August 31, 2012 was $47,389.

The effect of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2012:

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Call Options	Purchased call options at fair value	$ 668,000	N/A	$ -
Total		$ 668,000		$ -

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2012:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	-	$335,675	$335,675

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)                  /s/ Jerry V. Swank
Jerry V. Swank, President

Date           October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Jerry V. Swank
Jerry V. Swank, President

Date            October 29, 2012

By (Signature and Title)                  /s/ John H. Alban
John H. Alban, Treasurer

Date           October 29, 2012